Revenues and Deferred Revenue - Schedule of Disaggregated Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disaggregation Of Revenue [Line Items]
Total revenues	¥ 2,163,638		¥ 2,328,818	¥ 2,510,400
Less: sales tax and surcharges	(4,054)		(5,717)	(2,583)
Total net revenues	2,159,584	$ 304,171	2,323,101	2,507,817
Subtotal Online Educational Courses
Disaggregation Of Revenue [Line Items]
Total revenues	1,987,624		2,202,955	2,430,956
Degree- or Diploma-oriented Post-secondary Courses | Subtotal Online Educational Courses
Disaggregation Of Revenue [Line Items]
Total revenues	535,061		1,087,413	1,636,256
Interest, Pofessional Skills and Professional Certification Preparation Courses | Subtotal Online Educational Courses
Disaggregation Of Revenue [Line Items]
Total revenues	1,452,563		1,115,542	794,700
Other Revenue
Disaggregation Of Revenue [Line Items]
Total revenues	¥ 176,014		¥ 125,863	¥ 79,444